Balance Sheets (parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Debt discount, note payable	$ 356,167	$ 750,292
Series A Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A Preferred stock, shares issued			3,492,061
Series B Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B Preferred stock, shares issued			2,191,838
Series B Preferred stock, liquidation preference			$ 1,013,333
Class M Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Class M Preferred stock, shares issued	169,974	169,974
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	25,000,000	25,000,000
Common stock, shares issued	22,381,860	2,771,705	5,215,583